Fees and Expenses - Morgan Dempsey Large Cap Value ETF	May 14, 2026
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Effective immediately, the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be: